Other financial assets - Credit quality of the issuers of other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	$ 2,934,734	$ 3,071,659
A-1
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	119,461	1,107,777
BBB- [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	758,472
F1+ [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	319,253	551,626
AAA [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	1,158,794	353,939
A3 [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	127,861
A+ [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	42,821	60,692
F1
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	43,839
F3 [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	8,990	0
B [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	158,814	0
BB [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	7,412	0
BB+ [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	954,212	0
AA- [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	21,263
A [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	12,204	21,179
AA [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	7,759
AA+ [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	6,075	5,332
BBB [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	7,112	0
Other
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	64,518	11,920
BRC1+ [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	$ 75,068	$ 0